RELATED PARTY TRANSACTIONS (Details Narrative)	6 Months Ended		12 Months Ended
	May 31, 2024 USD ($)	May 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 JPY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 JPY (¥)
Related Party Transaction [Line Items]
Payroll withheld as repayments of loan receivables from a related party	$ 10,507	$ 12,085	$ 22,393		$ 42,458	$ 28,431
Accounts and other payables to related party	18,453,088		27,995,612		27,145,398
Other income	601,653	172,470	834,153		497,186	596,801
Sanae Kobayashi [Member]
Related Party Transaction [Line Items]
Repayments of long-term debt	10,507	310,869	321,177		51,386	38,927
Payroll withheld as repayments of loan receivables from a related party	10,507	12,085	22,393		42,458	28,431
Interest income	673	449	4,189		7,621	9,944
Metros Development Holdings Inc [Member]
Related Party Transaction [Line Items]
Repayments of debt			8,098
Nagata Co., Ltd. [Member]
Related Party Transaction [Line Items]
Borrowing amount						4,587	¥ 500,000
Repayments of long-term debt			3,578	¥ 500,000
Other income		17,628	17,523		77,107	91,743
Consulting fee	13,081,966	$ 15,869,285	26,548,057		25,235,001	$ 16,680,567
Nagata Co., Ltd. [Member] | Consulting Service [Member]
Related Party Transaction [Line Items]
Accounts and other payables to related party	$ 16,150,324		$ 26,537,663		$ 25,841,648